Shareholder Report, Holdings (Details) - C000031720	Jun. 30, 2026
Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stock, Merck KGaA, Pharmaceuticals, Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Percent of Total Investments	34.70%
Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Commodities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.30%
United States
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.70%
France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%

[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.2% of total investments), such as U.S. treasury bills or money market funds.